Employee Benefit Plans (Actual & Target Allocation of Fair Value by Asset Class) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Pension Benefits U.S. Plans [Member] | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	75.00%
Actual	69.00%	64.00%
Pension Benefits U.S. Plans [Member] | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	12.00%
Actual	15.00%	23.00%
Pension Benefits U.S. Plans [Member] | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	13.00%
Actual	16.00%	13.00%
Pension Benefits Non-U.S. Plans [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Pension Benefits Non-U.S. Plans [Member] | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	74.00%
Actual	61.00%	50.00%
Pension Benefits Non-U.S. Plans [Member] | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	19.00%
Actual	23.00%	33.00%
Pension Benefits Non-U.S. Plans [Member] | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	7.00%
Actual	16.00%	17.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Medical
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Medical | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	70.00%
Actual	71.00%	67.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Medical | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	30.00%
Actual	27.00%	32.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Medical | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	2.00%	1.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Life Insurance [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Life Insurance [Member] | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	0.00%	0.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Life Insurance [Member] | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	0.00%	0.00%
Other Postretirement Benefits U.S. Plans [Member] | Postretirement Life Insurance [Member] | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	100.00%
Actual	100.00%	100.00%
Other Postretirement Benefits Non-U.S. Plans [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Actual	100.00%	100.00%
Other Postretirement Benefits Non-U.S. Plans [Member] | Fixed Maturity Securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	100.00%
Actual	100.00%	100.00%
Other Postretirement Benefits Non-U.S. Plans [Member] | Equity securities
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	0.00%	0.00%
Other Postretirement Benefits Non-U.S. Plans [Member] | Alternative Securities [Member]
Actual weighted average asset allocation by major asset class for the Invested Plans [Abstract]
Target	0.00%
Actual	0.00%	0.00%